Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Apr. 07, 2022
Leases
Right -of -use assets	$ 408,699	$ 446,957	$ 470,708
Operating lease liabilities	20,160	13,218
Operating lease liabilities	$ 463,944	$ 469,437